Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Realized and Unrealized Foreign Exchange Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ 1,133,701	$ 37,904	$ (1,036,715)	$ 3,547,811
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	US$1=NT$29.98	US$1=NT$29.98	US$1=NT$30.715	US$1=NT$29.76
Net Foreign Exchange Gain (Loss)	$ (84,177)	$ (2,814)	$ (67,476)	$ (244,802)
New Taiwan Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ 1,203,823	$ 40,248	$ (849,234)	$ 4,130,243
Chinese Yuan [member] | Chinese Yuan equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	CNY1=NT$4.2975	CNY1=NT$4.2975	CNY1=NT$4.4753	CNY1=NT$4.5545
Net Foreign Exchange Gain (Loss)	$ 14,055	$ 470	$ (120,005)	$ (337,630)